UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07489
Oppenheimer International Growth Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 5/31/2012

Item 1. Reports to Stockholders.

May 31, 2012

Oppenheimer

International Growth Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

May 31, 2012 Oppenheimer Management International Commentary and Growth Fund Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

United Kingdom	26.7%
France	13.1
Switzerland	9.7
United States	7.3
Japan	7.1
Germany	6.2
The Netherlands	4.4
Australia	4.3
Spain	4.0
Sweden	2.7
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2012, and are based on the total market value of investments.

Top Ten Common Stock Holdings

BT Group plc	2.6%
SAP AG	2.3
Experian plc	2.3
Bunzl plc	2.0
Aalberts Industries NV	1.7
William Hill plc	1.7
Nidec Corp.	1.5
Telefonaktiebolaget LM Ericsson, B Shares	1.5
Filtrona plc	1.4
Industria de Diseno Textil SA	1.4
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2012, and are based on the total market value of investments.
8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 3/29/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	December 1, 2011	May 31, 2012	May 31, 2012[1,2]
Actual
Class A	$1,000.00	$988.60	$6.63
Class B	1,000.00	984.90	10.63
Class C	1,000.00	985.20	10.13
Class I	1,000.00	899.00	1.21
Class N	1,000.00	987.70	7.88
Class Y	1,000.00	991.00	4.24

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.35	6.73
Class B	1,000.00	1,014.35	10.78
Class C	1,000.00	1,014.85	10.28
Class I	1,000.00	1,021.35	3.70
Class N	1,000.00	1,017.10	8.00
Class Y	1,000.00	1,020.75	4.30

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/366 to reflect the period from March 29, 2012 (inception of offering) to May 31, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2012 for Classes A, B, C, N, and Y and for the period from March 29, 2012 (inception of offering) to May 31, 2012 for Class I are as follows:

Class	Expense Ratios
Class A	1.33%
Class B	2.13
Class C	2.03
Class I	0.73
Class N	1.58
Class Y	0.85
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS May 31, 2012 / Unaudited

	Shares	Value

Common Stocks—93.1%
Consumer Discretionary—15.6%
Automobiles—0.8%
Bayerische Motoren Werke (BMW) AG	637,124	$48,135,072
Diversified Consumer Services—1.7%
Benesse Holdings, Inc.	1,078,082	48,565,971
Dignity plc[1]	2,971,623	38,928,559
MegaStudy Co. Ltd.	112,054	7,861,107
Zee Learn Ltd.[2]	938,095	352,965

		95,708,602

Hotels, Restaurants & Leisure—3.7%
Carnival Corp.	1,612,750	51,753,148
Domino’s Pizza UK & IRL plc[1]	8,736,282	64,974,456
William Hill plc	23,150,937	96,514,271

		213,241,875

Household Durables—0.7%
SEB SA	588,881	39,816,716
Internet & Catalog Retail—0.6%
Yoox SpA[2]	2,241,904	32,501,739
Leisure Equipment & Products—0.2%
Nintendo Co. Ltd.	105,219	12,193,027
Media—1.2%
Grupo Televisa SA, Sponsored GDR	1,017,630	19,324,794
SES, FDR	1,274,110	28,476,177
Zee Entertainment Enterprises Ltd.	8,197,109	19,226,443

		67,027,414

Multiline Retail—0.7%
Pinault-Printemps-Redoute SA	270,740	38,722,512
Specialty Retail—1.7%
Hennes & Mauritz AB, Cl. B	644,251	19,226,779
Industria de Diseno Textil SA	981,241	81,343,253

		100,570,032

Textiles, Apparel & Luxury Goods—4.3%
Burberry Group plc	2,806,584	59,129,234
Compagnie Financiere Richemont SA, Cl. A	560,057	32,056,640
Luxottica Group SpA	1,603,337	51,843,338
LVMH Moet Hennessy Louis Vuitton SA	373,150	55,344,983
Swatch Group AG (The), Cl. B	126,492	48,852,694

		247,226,889

Consumer Staples—10.8%
Beverages—3.8%
C&C Group plc	14,230,401	60,354,229
Diageo plc	3,107,323	74,085,362
Heineken NV	483,213	23,137,970
Pernod-Ricard SA	601,622	58,994,001

		216,571,562

Food & Staples Retailing—1.7%
Shoppers Drug Mart Corp.	1,714,485	68,406,765
Woolworths Ltd.	1,123,118	28,926,095

		97,332,860

Food Products—4.0%
Aryzta AG	1,451,526	65,654,482
Barry Callebaut AG	76,423	67,949,396
Nestle SA	384,199	21,773,979
Unilever plc	2,264,990	71,592,998

		226,970,855

Household Products—0.9%
Reckitt Benckiser Group plc	1,037,288	55,057,716
Personal Products—0.4%
L’Oreal SA	188,483	21,275,932
Energy—3.9%
Energy Equipment & Services—2.1%
Saipem SpA	957,022	37,435,459
Schoeller-Bleckmann Oilfield Equipment AG	367,159	29,963,639
Technip SA	562,202	51,575,324

		118,974,422
12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value

Oil, Gas & Consumable Fuels—1.8%
BG Group plc	4,062,097	$78,189,567
Cairn Energy plc	2,921,995	12,903,811
Ceres, Inc.[2]	1,008,114	9,572,042
Tsakos Energy Navigation Ltd.	564,760	3,021,466

		103,686,886

Financials—3.8%
Capital Markets—2.5%
BinckBank NV	3,717,550	28,118,474
ICAP plc	13,377,793	70,182,642
Tullett Prebon plc	10,749,054	45,642,387

		143,943,503

Commercial Banks—0.2%
ICICI Bank Ltd., Sponsored ADR	500,950	14,101,743
Insurance—0.9%
Prudential plc	4,762,907	50,084,766
Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	772,602	9,006,524
Health Care—8.6%
Biotechnology—2.9%
CSL Ltd.	2,089,800	76,643,032
Grifols SA	3,582,366	81,261,366
Grifols SA, Cl. B2	322,183	5,479,346
Marshall Edwards, Inc.[1,2,3]	997,811	574,739
Marshall Edwards, Inc., Legend Shares[1,2,3]	55,000	31,680

		163,990,163

Health Care Equipment & Supplies—3.0%
DiaSorin SpA	458,148	11,409,371
Essilor International SA	648,756	55,415,360
Smith & Nephew plc	321,481	3,016,118
Sonova Holding AG	432,278	40,497,553
Straumann Holding AG	57,877	8,930,595
William Demant
Holding AS2	575,149	50,532,260

		169,801,257

Health Care Providers & Services—1.0%
Sonic Healthcare Ltd.	4,890,694	58,121,029
Health Care Technology—0.0%
Ortivus AB, Cl. A1,2	29,828	30,795
Ortivus AB, Cl. B1,2	1,883,694	933,485

		964,280

Life Sciences Tools & Services—0.0%
Tyrian Diagnostics Ltd.[1,2]	119,498,536	174,605
Pharmaceuticals—1.7%
BTG plc[2]	2,809,645	16,767,611
Novogen Ltd.[1,2]	8,330,223	732,711
Oxagen Ltd.[2,3]	214,287	9,999
Roche Holding AG	518,011	81,228,161

		98,738,482

Industrials—25.3%
Aerospace & Defense—1.9%
Embraer SA	8,166,646	57,296,299
European Aeronautic Defense & Space Co.	1,629,193	54,848,965

		112,145,264

Commercial Services & Supplies—3.5%
Aggreko plc	1,788,540	60,587,361
De La Rue plc	1,996,948	30,776,728
Edenred	1,885,190	49,889,659
Prosegur Compania de Seguridad SA	1,234,560	59,820,266

		201,074,014

Construction & Engineering—2.4%
Koninklijke Boskalis Westminster NV	1,554,217	46,608,799
Leighton Holdings Ltd.	1,823,790	31,391,665
13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Construction & Engineering Continued
Outotec OYJ	963,157	$38,150,725
Trevi Finanziaria Industriale SpA[1]	4,845,673	21,167,681

		137,318,870

Electrical Equipment—4.6%
ABB Ltd.	2,910,768	45,871,999
Alstom	933,890	27,131,114
Ceres Power Holdings plc[1,2]	8,537,984	776,702
Legrand SA	1,667,380	50,161,804
Nidec Corp.	1,085,585	88,337,604
Schneider Electric SA	911,390	48,867,156

		261,146,379

Industrial Conglomerates—0.7%
Siemens AG	483,524	39,765,041
Machinery—4.6%
Aalberts Industries NV1	6,183,409	100,077,855
Atlas Copco AB, Cl. A	2,352,764	47,688,954
Fanuc Ltd.	274,200	47,161,805
Vallourec SA	576,708	21,726,460
Weir Group plc (The)	2,007,350	48,050,910

		264,705,984

Professional Services—2.3%
Experian plc	9,452,260	131,837,795
Trading Companies & Distributors—4.4%
Brenntag AG	629,365	70,903,077
Bunzl plc	7,140,970	112,587,074
Wolseley plc	1,968,152	67,289,350

		250,779,501

Transportation Infrastructure—0.9%
Koninklijke Vopak NV	843,384	49,880,833
Information Technology—16.7%
Communications Equipment—1.9%
High Tech Computer Corp.	1,581,000	22,776,400
Telefonaktiebolaget LM Ericsson, B Shares	10,345,217	87,865,633

		110,642,033

Computers & Peripherals—1.1%
Gemalto NV	1,007,220	64,423,873
Electronic Equipment & Instruments—4.2%
Canon, Inc.	1,281,560	51,075,772
Hoya Corp.	3,583,910	76,883,011
Ibiden Co. Ltd.	537,983	9,433,709
Keyence Corp.	248,821	56,068,225
Omron Corp.	702,318	13,842,855
Phoenix Mecano AG1	71,803	33,024,132

		240,327,704

Internet Software & Services—2.0%
Telecity Group plc[2]	5,216,345	66,042,457
United Internet AG2	2,785,902	47,589,722

		113,632,179

IT Services—0.3%
Infosys Ltd.	360,672	15,523,883
Semiconductors & Semiconductor Equipment—0.9%
ARM Holdings plc	6,179,470	48,237,675
Software—6.3%
Aveva Group plc	1,052,780	27,031,386
Compugroup Medical AG	849,049	12,598,257
Dassault Systemes SA	829,180	75,686,393
Sage Group plc (The)	11,503,770	45,476,104
SAP AG	2,309,845	132,524,833
Temenos Group AG1,2	4,190,198	67,587,357

		360,904,330
14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value

Materials—5.1%
Chemicals—2.5%
Filtrona plc[1]	11,878,925	$82,201,392
Orica Ltd.	999,000	24,094,566
Sika AG	20,117	36,346,667

		142,642,625

Construction Materials—1.2%
James Hardie Industries SE, CDI	9,730,000	69,717,655
Metals & Mining—1.4%
Impala Platinum Holdings Ltd.	1,656,574	26,266,988
Rio Tinto plc, Sponsored ADR	613,050	26,496,021
Vale SA, A Shares, Preference	1,569,900	28,333,471

		81,096,480

Telecommunication Services—3.3%
Diversified Telecommunication Services—3.3%
BT Group plc	46,563,082	148,045,977
Inmarsat plc	6,376,430	42,227,818

		190,273,795

Total Common Stocks (Cost $4,770,982,868)		5,330,016,376

	Units
Rights, Warrants and Certificates—0.0%
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[1,2,3]	126,666	489,399
Marshall Edwards, Inc. Wts., Strike Price $1.19, Exp. 5/11/17[1,2]	1,118,385	265,505
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12[1,2,3]	55,000	—
Tyrian Diagnostics Ltd. Rts., Strike Price 0.012AUD, Exp. 12/20/13[1,2]	11,949,853	5,820

Total Rights, Warrants and Certificates (Cost $264,716)		760,724

	Shares
Investment Company—6.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[1,4]
(Cost $353,711,573)	353,711,573	353,711,573
Total Investments, at Value
(Cost $5,124,959,157)	99.3%	5,684,488,673
Other Assets Net of Liabilities	0.7	40,815,775

Net Assets	100.0%	$5,725,304,448

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD Australian Dollar
1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units	Gross	Gross		Shares/Units
	November 30, 2011	Additions	Reductions		May 31, 2012

Aalberts Industries NV	5,414,769	768,640	—		6,183,409
Ceres, Inc., Cv., Series C	600,000	—	600,000	[c]	—
Ceres, Inc., Cv., Series C-1	64,547	—	64,547	[c]	—
Ceres, Inc., Cv., Series D	459,800	—	459,800	[c]	—
Ceres, Inc., Cv., Series F	1,900,000	—	1,900,000	[c]	—
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[a,b]	380,000	—	253,334	[c]	126,666
Ceres Power Holdings plc	8,205,534	332,450	—		8,537,984
Dignity plc	2,485,107	486,516	—		2,971,623
Domino’s Pizza UK & IRL plc	3,561,380	5,174,902	—		8,736,282
15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Shares/Units	Gross	Gross	Shares/Units
	November 30, 2011	Additions	Reductions	May 31, 2012

Filtrona plc	11,102,284	776,641	—	11,878,925
Marshall Edwards, Inc.	384,029	613,782	—	997,811
Marshall Edwards, Inc., Legend Shares	55,000	—	—	55,000
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	55,000	—	—	55,000
Marshall Edwards, Inc. Wts., Strike Price $1.19, Exp. 5/11/17	—	1,118,385	—	1,118,385
Novogen Ltd.	7,639,623	690,600	—	8,330,223
Oppenheimer Institutional Money Market Fund, Cl. E	299,665,280	1,004,827,021	950,780,728	353,711,573
Ortivus AB, Cl. A	—	29,828	—	29,828
Ortivus AB, Cl. B	1,659,273	224,421	—	1,883,694
Phoenix Mecano AG	63,930	7,873	—	71,803
Temenos Group AG	3,768,499	421,699	—	4,190,198
Trevi Finanziaria Industriale SpA	2,935,311	1,910,362	—	4,845,673
Tyrian Diagnostics Ltd.	119,498,536	—	—	119,498,536
Tyrian Diagnostics Ltd. Rts., Strike Price 0.012AUD, Exp. 12/20/13	11,949,853	—	—	11,949,853

	Value		Income

Aalberts Industries NV	$100,077,855		$2,755,392	[d]
Ceres, Inc., Cv., Series C	—		—
Ceres, Inc., Cv., Series C-1	—		—
Ceres, Inc., Cv., Series D	—		—
Ceres, Inc., Cv., Series F	—		—
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[a,b]	—	[e]	—
Ceres Power Holdings plc	776,702		—
Dignity plc	38,928,559		456,045
Domino’s Pizza UK & IRL plc	64,974,456		593,631
Filtrona plc	82,201,392		1,360,507
Marshall Edwards, Inc.	574,739		—
Marshall Edwards, Inc., Legend Shares	31,680		—
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	—		—
Marshall Edwards, Inc. Wts., Strike Price $1.19, Exp. 5/11/17	265,505		—
Novogen Ltd.	732,711		—
Oppenheimer Institutional Money Market Fund, Cl. E	353,711,573		285,953
Ortivus AB, Cl. A	30,795		—
Ortivus AB, Cl. B	933,485		—
Phoenix Mecano AG	33,024,132		817,120
Temenos Group AG	67,587,357		—
Trevi Finanziaria Industriale SpA	21,167,681		—
Tyrian Diagnostics Ltd.	174,605		—
Tyrian Diagnostics Ltd. Rts., Strike Price 0.012AUD, Exp. 12/20/13	5,820		—

	$765,199,047		$6,268,648

a.	No longer an affiliate as of May 31, 2012.

b.	Strike price change due to 1 for 3 reverse split.

c.	All or a portion is the result of a corporate action.

d.	All or portion of the transactions were the result of non-cash dividends.

e.	The security is no longer an affiliate, therefore, the value has been excluded from this table.
2. Non-income producing security.
16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

3.	Restricted security. The aggregate value of restricted securities as of May 31, 2012 was $1,105,817, which represents 0.02% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[b]	9/5/07	$—	$489,399	$489,399
Marshall Edwards, Inc.	5/6/02-5/9/12	12,628,903	574,739	(12,054,164)
Marshall Edwards, Inc., Legend Shares	8/3/07	1,614,333	31,680	(1,582,653)
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	8/3/07	—	—	—
Oxagen Ltd.	12/20/00	2,210,700	9,999	(2,200,701)

		$16,453,936	$1,105,817	$(15,348,119)

4. Rate shown is the 7-day yield as of May 31, 2012.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$1,516,410,431	26.7%
France	742,356,429	13.1
Switzerland	549,773,655	9.7
United States	416,398,086	7.3
Japan	403,561,979	7.1
Germany	351,516,002	6.2
The Netherlands	247,823,931	4.4
Australia	246,585,544	4.3
Spain	227,904,231	4.0
Sweden	155,745,646	2.7
Italy	154,357,588	2.7
Jersey, Channel Islands	131,837,795	2.3
Ireland	130,071,884	2.3
Brazil	85,629,770	1.5
Canada	68,406,765	1.2
India	58,211,558	1.0
Denmark	50,532,260	0.9
Finland	38,150,725	0.7
Austria	29,963,639	0.5
South Africa	26,266,988	0.5
Taiwan	22,776,400	0.4
Mexico	19,324,794	0.3
Korea, Republic of South	7,861,107	0.1
Bermuda	3,021,466	0.1

Total	$5,684,488,673	100.0%

Foreign Currency Exchange Contracts as of May 31, 2012 are as follows:

		Contract
Counterparty/		Amount	Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)	Dates	Value	Appreciation	Depreciation

Brown Brothers Harriman
British Pound Sterling (GBP)	Sell	5,108 GBP	6/1/12-6/7/12	$7,872,336	$72,194	$1,264
Citigroup
British Pound Sterling (GBP)	Sell	4,416 GBP	6/1/12-6/6/12	6,806,072	46,462	—

Total unrealized appreciation and depreciation					$118,656	$1,264

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
May 31, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $4,307,563,730)	$4,919,289,626
Affiliated companies (cost $817,395,427)	765,199,047

5,684,488,673
Unrealized appreciation on foreign currency exchange contracts	118,656
Receivables and other assets:
Dividends	23,540,721
Investments sold	14,678,553
Shares of beneficial interest sold	11,425,792
Other	239,011

Total assets	5,734,491,406

Liabilities
Unrealized depreciation on foreign currency exchange contracts	1,264
Payables and other liabilities:
Shares of beneficial interest redeemed	6,583,585
Transfer and shareholder servicing agent fees	1,464,986
Distribution and service plan fees	430,459
Trustees’ compensation	352,643
Shareholder communications	130,309
Other	223,712

Total liabilities	9,186,958

Net Assets	$5,725,304,448

Composition of Net Assets
Paid-in capital	$5,367,283,056
Accumulated net investment income	62,593,238
Accumulated net realized loss on investments and foreign currency transactions	(263,827,182)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	559,255,336

Net Assets	$5,725,304,448

18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,604,837,539 and 61,905,473 shares of beneficial interest outstanding)	$25.92
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$27.50

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,108,274 and 1,340,134 shares of beneficial interest outstanding)	$24.71

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $181,040,201 and 7,329,597 shares of beneficial interest outstanding)	$24.70

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $65,106,586 and 2,522,700 shares of beneficial interest outstanding)	$25.81

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $127,840,323 and 5,011,621 shares of beneficial interest outstanding)	$25.51

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,713,371,525 and 143,930,768 shares of beneficial interest outstanding)	$25.80
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended May 31, 2012

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $7,503,365)	$92,413,534
Affiliated companies (net of foreign withholding taxes of $144,198)	6,268,648
Interest	93,337

Total investment income	98,775,519

Expenses
Management fees	19,865,506
Distribution and service plan fees:
Class A	2,104,463
Class B	188,280
Class C	971,541
Class N	316,928
Transfer and shareholder servicing agent fees:
Class A	3,787,620
Class B	94,985
Class C	303,929
Class I	322
Class N	264,815
Class Y	2,689,165
Shareholder communications:
Class A	113,248
Class B	818
Class C	13,216
Class N	5,902
Class Y	60,173
Custodian fees and expenses	339,418
Trustees’ compensation	53,716
Administration service fees	750
Other	152,551

Total expenses	31,327,346
Less waivers and reimbursements of expenses	(905,875)

Net expenses	30,421,471

Net Investment Income	68,354,048
20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(76,598,167)
Foreign currency transactions	4,099,006

Net realized loss	(72,499,161)
Net change in unrealized appreciation/depreciation on:
Investments	173,862,682
Translation of assets and liabilities denominated in foreign currencies	(241,434,231)

Net change in unrealized appreciation/depreciation	(67,571,549)

Net Decrease in Net Assets Resulting from Operations	$(71,716,662)

See accompanying Notes to Financial Statements.
21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2012	November 30,
	(Unaudited)	2011

Operations
Net investment income	$68,354,048	$53,485,235
Net realized gain (loss)	(72,499,161)	169,430,823
Net change in unrealized appreciation/depreciation	(67,571,549)	(104,012,007)

Net increase (decrease) in net assets resulting from operations	(71,716,662)	118,904,051

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,456,178)	(8,550,798)
Class B	—	—
Class C	—	—
Class I	—	—
Class N	(633,312)	(355,832)
Class Y	(40,044,478)	(26,403,141)

	(53,133,968)	(35,309,771)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(31,322,191)	66,274,715
Class B	(6,034,460)	(18,709,777)
Class C	(5,748,076)	(12,084,566)
Class I	65,490,849	—
Class N	16,919,044	12,010,247
Class Y	808,333,390	529,176,967

	847,638,556	576,667,586

Net Assets
Total increase	722,787,926	660,261,866
Beginning of period	5,002,516,522	4,342,254,656

End of period (including accumulated net investment income of $62,593,238 and $47,373,158, respectively)	$5,725,304,448	$5,002,516,522

See accompanying Notes to Financial Statements.
22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$26.43	$25.75	$24.27	$17.02	$32.13	$27.03

Income (loss) from investment operations:
Net investment income[1]	.28	.23	.18	.18	.36	.27
Net realized and unrealized gain (loss)	(.59)	.59	1.45	7.28	(15.25)	5.04

Total from investment operations	(.31)	.82	1.63	7.46	(14.89)	5.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.14)	(.15)	(.21)	(.22)	(.21)

Net asset value, end of period	$25.92	$26.43	$25.75	$24.27	$17.02	$32.13

Total Return, at Net Asset Value[2]	(1.14)%	3.16%	6.77%	44.32%	(46.64)%	19.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,604,838	$1,663,354	$1,554,785	$1,266,608	$700,394	$1,399,782

Average net assets (in thousands)	$1,703,314	$1,730,811	$1,474,415	$960,876	$1,167,188	$1,352,329

Ratios to average net assets:[3]
Net investment income	2.02%	0.83%	0.73%	0.91%	1.34%	0.88%
Total expenses[4]	1.41%	1.36%	1.39%	1.45%	1.26%	1.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.33%	1.32%	1.34%	1.34%	1.25%	1.20%

Portfolio turnover rate	7%	19%	23%	13%	21%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	1.41%
Year Ended November 30, 2011	1.36%
Year Ended November 30, 2010	1.39%
Year Ended November 30, 2009	1.46%
Year Ended November 30, 2008	1.27%
Year Ended November 30, 2007	1.20%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.09	$24.51	$23.14	$16.16	$30.54	$25.69

Income (loss) from investment operations:
Net investment income (loss)[1]	.15	.01	(.02)	.03	.13	.02
Net realized and unrealized gain (loss)	(.53)	.57	1.39	6.95	(14.51)	4.83

Total from investment operations	(.38)	.58	1.37	6.98	(14.38)	4.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—

Net asset value, end of period	$24.71	$25.09	$24.51	$23.14	$16.16	$30.54

Total Return, at Net Asset Value[2]	(1.51)%	2.37%	5.92%	43.19%	(47.09)%	18.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,108	$39,319	$55,020	$77,565	$65,006	$164,175

Average net assets (in thousands)	$37,827	$51,183	$67,453	$68,562	$120,915	$167,676

Ratios to average net assets:[3]
Net investment income (loss)	1.15%	0.04%	(0.07)%	0.16%	0.49%	0.07%
Total expenses[4]	2.21%	2.35%	2.41%	2.51%	2.08%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.13%	2.13%	2.13%	2.06%	1.99%

Portfolio turnover rate	7%	19%	23%	13%	21%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	2.21%
Year Ended November 30, 2011	2.35%
Year Ended November 30, 2010	2.41%
Year Ended November 30, 2009	2.52%
Year Ended November 30, 2008	2.09%
Year Ended November 30, 2007	1.99%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.07	$24.47	$23.10	$16.15	$30.52	$25.71

Income (loss) from investment operations:
Net investment income (loss)[1]	.17	.03	(.01)	.03	.15	.04
Net realized and unrealized gain (loss)	(.54)	.57	1.38	6.94	(14.49)	4.82

Total from investment operations	(.37)	.60	1.37	6.97	(14.34)	4.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	— [2]	(.02)	(.03)	(.05)

Net asset value, end of period	$24.70	$25.07	$24.47	$23.10	$16.15	$30.52

Total Return, at Net Asset Value[3]	(1.48)%	2.45%	5.94%	43.20%	(47.03)%	18.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$181,040	$189,147	$196,001	$196,449	$143,472	$292,598

Average net assets (in thousands)	$195,255	$210,320	$198,031	$163,758	$241,776	$262,038

Ratios to average net assets:[4]
Net investment income (loss)	1.31%	0.12%	(0.04)%	0.18%	0.59%	0.13%
Total expenses[5]	2.03%	2.04%	2.10%	2.20%	2.01%	1.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.03%	2.04%	2.09%	2.10%	2.00%	1.94%

Portfolio turnover rate	7%	19%	23%	13%	21%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	2.03%
Year Ended November 30, 2011	2.04%
Year Ended November 30, 2010	2.10%
Year Ended November 30, 2009	2.21%
Year Ended November 30, 2008	2.02%
Year Ended November 30, 2007	1.94%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

Period
Ended
May 31, 2012
Class I	(Unaudited)[1]

Per Share Operating Data
Net asset value, beginning of period	$28.71

Income (loss) from investment operations:
Net investment income[2]	.17
Net realized and unrealized loss	(3.07)

Total from investment operations	(2.90)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—

Net asset value, end of period	$25.81

Total Return, at Net Asset Value[3]	(10.10)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,107

Average net assets (in thousands)	$7,157

Ratios to average net assets:[4]
Net investment income	4.16%
Total expenses[5]	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%

Portfolio turnover rate	7%

1.	For the period from March 29, 2012 (inception of offering) to May 31, 2012.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended May 31, 2012	0.73%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.98	$25.33	$23.89	$16.74	$31.62	$26.61

Income (loss) from investment operations:
Net investment income[1]	.25	.17	.12	.14	.27	.16
Net realized and unrealized gain (loss)	(.58)	.57	1.43	7.15	(15.00)	4.99

Total from investment operations	(.33)	.74	1.55	7.29	(14.73)	5.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.09)	(.11)	(.14)	(.15)	(.14)

Net asset value, end of period	$25.51	$25.98	$25.33	$23.89	$16.74	$31.62

Total Return, at Net Asset Value[2]	(1.23)%	2.90%	6.53%	43.90%	(46.79)%	19.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,840	$113,905	$100,249	$81,079	$46,420	$76,909

Average net assets (in thousands)	$127,982	$115,153	$92,184	$60,494	$69,381	$66,468

Ratios to average net assets:[3]
Net investment income	1.84%	0.60%	0.48%	0.68%	1.06%	0.55%
Total expenses[4]	1.62%	1.65%	1.73%	1.82%	1.62%	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.56%	1.58%	1.58%	1.57%	1.53%

Portfolio turnover rate	7%	19%	23%	13%	21%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	1.62%
Year Ended November 30, 2011	1.65%
Year Ended November 30, 2010	1.73%
Year Ended November 30, 2009	1.83%
Year Ended November 30, 2008	1.63%
Year Ended November 30, 2007	1.53%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2012	Year Ended November 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$26.38	$25.71	$24.20	$17.02	$32.12	$27.07

Income (loss) from investment operations:
Net investment income[1]	.36	.36	.30	.28	.49	.40
Net realized and unrealized gain (loss)	(.62)	.58	1.46	7.24	(15.23)	5.04

Total from investment operations	(.26)	.94	1.76	7.52	(14.74)	5.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.27)	(.25)	(.34)	(.36)	(.39)

Net asset value, end of period	$25.80	$26.38	$25.71	$24.20	$17.02	$32.12

Total Return, at Net Asset Value[2]	(0.90)%	3.63%	7.34%	45.02%	(46.37)%	20.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,713,371	$2,996,792	$2,436,200	$1,645,882	$970,099	$876,444

Average net assets (in thousands)	$3,712,636	$2,934,647	$2,042,580	$1,155,662	$881,407	$479,060

Ratios to average net assets:[3]
Net investment income	2.61%	1.30%	1.22%	1.42%	1.92%	1.33%
Total expenses[4]	0.85%	0.91%	0.81%	0.83%	0.79%	0.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.87%	0.81%	0.82%	0.78%	0.74%

Portfolio turnover rate	7%	19%	23%	13%	21%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2012	0.85%
Year Ended November 30, 2011	0.91%
Year Ended November 30, 2010	0.81%
Year Ended November 30, 2009	0.84%
Year Ended November 30, 2008	0.80%
Year Ended November 30, 2007	0.74%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on March 29, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended November 30, 2011, the Fund utilized $165,872,682 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had post-October losses of $3,302,248. Details of the fiscal year ended November 30, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2014	$266,942
2015	1,931,991
2016	32,821,421
2017	115,960,740
No expiration	3,302,248

Total	$154,283,342

Of these losses, $2,695,578 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $385,083 per year.
30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

     As of May 31, 2012, it is estimated that the capital loss carryforwards would be $150,981,094 expiring by 2017 and $75,801,409 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$5,165,553,061

Gross unrealized appreciation	$935,402,829
Gross unrealized depreciation	(416,467,217)

Net unrealized appreciation	$518,935,612

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$11,508
Payments Made to Retired Trustees	25,053
Accumulated Liability as of May 31, 2012	177,701
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though
31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors
Corporate debt, government	Reported trade data, broker-dealer price quotations,
debt, municipal, mortgage-backed	benchmark yields, issuer spreads on comparable
and asset-backed securities	securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
34 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$450,531,671	$444,612,207	$—	$895,143,878
Consumer Staples	308,604,146	308,604,779	—	617,208,925
Energy	32,985,105	189,676,203	—	222,661,308
Financials	121,409,383	95,727,153	—	217,136,536
Health Care	375,593,595	116,186,222	9,999	491,789,816
Industrials	612,437,958	836,215,723	—	1,448,653,681
Information Technology	534,007,153	419,684,524	—	953,691,677
Materials	197,472,117	95,984,643	—	293,456,760
Telecommunication Services	190,273,795	—	—	190,273,795
Rights, Warrants and Certificates	—	271,325	489,399	760,724
Investment Company	353,711,573	—	—	353,711,573

Total Investments, at Value	3,177,026,496	2,506,962,779	499,398	5,684,488,673
Other Financial Instruments:
Foreign currency exchange contracts	—	118,656	—	118,656

Total Assets	$3,177,026,496	$2,507,081,435	$499,398	$5,684,607,329

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(1,264)	$—	$(1,264)

Total Liabilities	$—	$(1,264)	$—	$(1,264)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value
35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers		Transfers	Transfers		Transfers	Transfers
	into		out of	into		out of	into
	Level 1		Level 1	Level 2		Level 2	Level 3

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$119,477,511	[a]	$(74,741,379)[b]	$74,741,379	[b]	$(119,477,511)[a]	$—
Consumer Staples	23,003,285	[a]	(267,874,044)[b]	267,874,044	[b]	(23,003,285)[a]	—
Energy	26,342,437	[a]	—	—		(26,342,437)[a]	—
Financials	76,742,744	[a]	—	—		(76,742,744)[a]	—
Health Care	115,335,973	[a]	(94,404,017)[b]	94,404,017	[b]	(115,335,973)[a]	—
Industrials	325,029,265	[a]	(90,314,002)[b]	90,314,002	[b]	(325,029,265)[a]	—
Information Technology	260,334,238	[a]	(44,897,767)[b]	44,897,767	[b]	(260,334,238)[a]	—
Materials	119,962,759	[a]	(37,440,728)[b]	37,440,728	[b]	(119,962,759)[a]	—
Telecommunication Services	143,070,344	[a]	—	—		(143,070,344)[a]	—
Rights, Warrants and Certificates	—		—	—		(215)[c]	215	[c]

Total assets	$1,209,298,556		$(609,671,937)	$609,671,937		$(1,209,298,771)	$215

a.	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

b.	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

c.	Transferred from Level 2 to Level 3 because of the lack of observable market data.
There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2012[1]		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	10,724,834	$292,483,702	23,936,129	$672,813,926
Dividends and/or distributions reinvested	470,813	11,572,613	286,390	7,907,235
Redeemed	(12,227,460)	(335,378,506)	(21,671,812)	(614,446,446)

Net increase (decrease)	(1,031,813)	$(31,322,191)	2,550,707	$66,274,715

36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months Ended May 31, 2012[1]		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount

Class B
Sold	103,584	$2,724,252	307,862	$8,355,282
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(330,798)	(8,758,712)	(984,961)	(27,065,059)

Net decrease	(227,214)	$(6,034,460)	(677,099)	$(18,709,777)

Class C
Sold	775,346	$20,205,437	1,604,879	$43,012,785
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(991,048)	(25,953,513)	(2,068,259)	(55,097,351)

Net decrease	(215,702)	$(5,748,076)	(463,380)	$(12,084,566)

Class I
Sold	2,522,836	$65,494,374	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(136)	(3,525)	—	—

Net increase	2,522,700	$65,490,849	—	$—

Class N
Sold	1,296,094	$35,137,201	1,900,035	$52,760,274
Dividends and/or distributions reinvested	24,078	582,940	11,854	322,429
Redeemed	(692,224)	(18,801,097)	(1,486,025)	(41,072,456)

Net increase	627,948	$16,919,044	425,864	$12,010,247

Class Y
Sold	43,427,983	$1,167,241,942	40,562,591	$1,122,206,761
Dividends and/or distributions reinvested	1,560,639	38,095,210	915,862	25,131,248
Redeemed	(14,668,579)	(397,003,762)	(22,633,598)	(618,161,042)

Net increase	30,320,043	$808,333,390	18,844,855	$529,176,967

1.	For the six months ended May 31, 2012, for Class A, Class B, Class C, Class N and Class Y shares, and for the period from March 29, 2012 (inception of offering) to May 31, 2012, for Class I shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$1,177,363,010	$364,114,700
37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $3 billion	0.67
Next $5 billion	0.65
Over $10 billion	0.63
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2012, the Fund paid $5,812,605 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts.
38 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class B	$627,236
Class C	5,556,136
Class N	1,547,797
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 31, 2012	$121,192	$1,475	$39,793	$7,404	$179
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 31, 2012, the Manager waived fees and/or reimbursed the Fund $129,506 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to February 1, 2012. Effective February 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended May 31, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$733,290
Class B	15,429
Class N	27,650
39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to
40 | OPPENHEIMER INTERNATIONAL GROWTH FUND

have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $118,656, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features
41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of May 31, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives	Assets and		Assets and
Not Accounted for as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$118,656	Unrealized depreciation on foreign currency exchange contracts	$1,264
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for	Foreign
as Hedging Instruments	currency transactions
Foreign exchange contracts	$(362,604)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted	Translation of assets and liabilities
for as Hedging Instruments	denominated in foreign currencies
Foreign exchange contracts	$33,230
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
42 | OPPENHEIMER INTERNATIONAL GROWTH FUND

During the six months ended May 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $24,476,988 and $8,812,509, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
7. Restricted Securities
As of May 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and h.is firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the
43 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
44 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
45 | OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
George R. Evans, Vice President
Robert Dunphy, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.
46 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct, our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

●	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
47 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
48 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Growth Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	7/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	7/10/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	7/10/2012